Related party transactions - Significant Transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Ping An Group and its subsidiaries
Disclosure of transactions between related parties
Revenue	¥ 1,191,015	¥ 2,091,039	¥ 2,526,682
Purchase of services	789,275	1,423,367	1,706,436
Net (loss)/gain on disposal of property and equipment	2,382	(1,359)	(599)
Net gain from wealth management products consolidated by related parties	8,841	12,996	18,890
Net gain on derivatives	25,054	30,592	262,769
Interest income on bank deposits	15,050	17,637	9,234
Leasing payment	¥ 18,970	¥ 12,131	20,957
Interest expenses			2,672
Net gain on financial assets measured at fair value through other comprehensive income			315
Open Portal Guangxi
Disclosure of transactions between related parties
Investment income from loan to related party			¥ 283